Fair Values of Financial Instruments (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Available-for-sale securities	$ 187,475	$ 186,962
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Available-for-sale securities	0	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Available-for-sale securities	186,083	185,601
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Available-for-sale securities	1,392	1,361
Municipal Bonds [Member] | Fair Value, Measurements, Recurring [Member]
Available-for-sale securities	63,073	58,756
Municipal Bonds [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Available-for-sale securities	0	0
Municipal Bonds [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Available-for-sale securities	63,073	58,756
Municipal Bonds [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Available-for-sale securities	0	0
Us Government-Sponsored Enterprises Debt Securities [Member] | Fair Value, Measurements, Recurring [Member]
Available-for-sale securities	23,096	15,648
Us Government-Sponsored Enterprises Debt Securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Available-for-sale securities	0	0
Us Government-Sponsored Enterprises Debt Securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Available-for-sale securities	23,096	15,648
Us Government-Sponsored Enterprises Debt Securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Available-for-sale securities	0	0
Collateralized Mortgage Backed Securities [Member] | Fair Value, Measurements, Recurring [Member]
Available-for-sale securities	99,914	111,197
Collateralized Mortgage Backed Securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Available-for-sale securities	0	0
Collateralized Mortgage Backed Securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Available-for-sale securities	99,914	111,197
Collateralized Mortgage Backed Securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Available-for-sale securities	0	0
Collateralized Debt Obligations [Member] | Fair Value, Measurements, Recurring [Member]
Available-for-sale securities	1,392	1,361
Collateralized Debt Obligations [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Available-for-sale securities	0	0
Collateralized Debt Obligations [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Available-for-sale securities	0	0
Collateralized Debt Obligations [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Available-for-sale securities	$ 1,392	$ 1,361